Goldman Sachs Access Municipal Bond ETF Annual Total Returns	12 Months Ended
Dec. 31, 2024
Goldman Sachs Access Municipal Bond ETF | Goldman Sachs Access Municipal Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	0.41%